Borrowings (Details) - Schedule of Movement in Other Financial Liabilities, Included in Financing Activities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BankLoansMember
Borrowings (Details) - Schedule of Movement in Other Financial Liabilities, Included in Financing Activities [Line Items]
Balance at January, 1	S/ 651,825	S/ 320,689	S/ 528,564
Additions	215,942	492,961	281,079
Amortization	(226,804)	(171,239)	(473,693)
Accrued interest	80,138	49,099	47,246
Interest paid	(77,081)	(39,748)	(48,034)
Subsidiary deconsolidation			(22,919)
Fair value
Others	(18,944)	63	8,446
Balance at January, 1	625,076	651,825	320,689
Other financial entities [Member]
Borrowings (Details) - Schedule of Movement in Other Financial Liabilities, Included in Financing Activities [Line Items]
Balance at January, 1	168,148	188,868	244,639
Additions	65,711
Amortization	(72,106)	(28,758)	(42,605)
Accrued interest	8,876	9,273	11,439
Interest paid	(8,934)	(10,525)	(9,732)
Subsidiary deconsolidation			(59,190)
Fair value	(2,358)	16,629	12,402
Others	(4,268)	(7,339)	31,915
Balance at January, 1	155,069	168,148	188,868
Right-of-use liability [Member]
Borrowings (Details) - Schedule of Movement in Other Financial Liabilities, Included in Financing Activities [Line Items]
Balance at January, 1	59,085	60,507	72,726
Additions	3,792	21,567	7,988
Amortization	(15,425)	(16,198)	(26,520)
Accrued interest	4,966	4,845	4,549
Interest paid	(4,967)	(4,732)	(4,335)
Subsidiary deconsolidation			(6,881)
Fair value
Others	(4,889)	(6,904)	12,980
Balance at January, 1	42,562	59,085	60,507
Finance leases [Member]
Borrowings (Details) - Schedule of Movement in Other Financial Liabilities, Included in Financing Activities [Line Items]
Balance at January, 1	835	9,836	52,391
Additions		70	104
Amortization	(819)	(8,536)	(5,542)
Accrued interest	9	474	3,260
Interest paid	(9)	(514)	(3,224)
Subsidiary deconsolidation			(36,757)
Fair value
Others	(16)	(495)	(396)
Balance at January, 1		S/ 835	S/ 9,836